Short-term borrowings and long-term debt (Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	¥ 13,595,019	¥ 13,929,699
Less - Current portion due within one year	(3,822,954)	(3,915,304)
Long-term debt	9,772,065	10,014,395
Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Long-term debt	3,403,347	3,712,598
Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Long-term debt	1,909,830	1,594,489
Medium-term Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	6,409,141	6,740,355
Unsecured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	1,467,199	1,469,218
Unsecured Notes | Parent Company
Debt Instrument [Line Items]
Long-term debt	350,000	380,000
Secured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	34,000	13,580
Capital Lease Obligations
Debt Instrument [Line Items]
Long-term capital lease obligations	¥ 21,502	¥ 19,459